Net interest income (Tables)	6 Months Ended
Jun. 30, 2024
Net interest income [abstract]
Summary of net interest income

Net interest income[1]
in EUR million	30 June 2024	30 June 2023		30 June 2024	30 June 2023
Interest income on loans[2]	17,212	15,109	Interest expense on deposits[3]	7,462	5,132
Interest income on debt securities at amortised cost	579	411	Interest expense on debt securities in issue	2,573	1,732
Interest income on financial assets at fair value through OCI	710	455	Interest expense on subordinated loans	353	354
Interest income on non-trading derivatives (hedge accounting)	6,564	4,586	Interest expense on non-trading derivatives (hedge accounting)	7,127	5,092
Total interest income using effective interest rate method	25,066	20,561	Total interest expense using effective interest rate method	17,515	12,310

Interest income on financial assets at fair value through profit or loss	3,211	2,226	Interest expense on financial liabilities at fair value through profit or loss	2,843	1,977
Interest income on non-trading derivatives (no hedge accounting)	1,602	2,487	Interest expense on non-trading derivatives (no hedge accounting)	1,742	2,787
Interest income other	49	60	Interest expense on lease liabilities	14	13
Total other interest income	4,863	4,773	Interest expense other	54	46
			Total other interest expense	4,651	4,823

Total interest income	29,929	25,335	Total interest expense	22,166	17,133

			Net interest income	7,762	8,202
1Table has been updated to a more aggregated view for presentation purposes and comparatives have been adjusted accordingly. Negative interest on assets and liabilities is no longer presented separately. Furthermore, interest expense on deposits from customers and banks is now presented on a combined basis within Interest expense on deposits. Refer to footnote 2 and 3.
2 Includes interest income on loans to customers and banks, cash balances and negative interest on liabilities EUR 5 million (30 June 2023: EUR 9 million).
3 Includes interest paid on deposits from customers and banks, and negative interest on assets EUR nil (30 June 2023: EUR nil).